Income Taxes (Details 3)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%
Permanent difference
For deferred offering costs	(3.80%)	(3.50%)
For others	0.40%	1.00%
Tax holiday effect	(7.20%)	(4.90%)
Effective tax rate	14.40%	17.60%